Stock Options and Restricted Shares (Details) - Schedule of stock option activity - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of stock option activity [Abstract]
Number of stock options, Outstanding beginning balance	385,000
Weighted average exercise price, Outstanding beginning balance (in Dollars per share)	$ 1.97
Number of stock options, Granted	40,000	410,000
Weighted average exercise price, Granted (in Dollars per share)	$ 2.42	$ 1.97
Number of stock options, Exercised	(40,000)
Weighted average exercise price, Exercised
Number of stock options, Cancelled	(20,000)	(25,000)
Weighted average exercise price, Cancelled
Number of stock options, Outstanding, ending balance	365,000	385,000
Weighted average exercise price, Outstanding ending balance (in Dollars per share)	$ 1.97	$ 1.97
Weighted average remaining contractual life (years), Outstanding ending balance	3 years 131 days	4 years 131 days
Number of stock options, exercisable	365,000	385,000
Weighted average exercise price, Exercisable (in Dollars per share)	$ 1.97	$ 1.97
Weighted average remaining contractual life (years), Exercisable	3 years 131 days	4 years 131 days